                                                       Registration No. 2-74667
                                                       Registration No.811-3301
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       ----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

         Pre-Effective Amendment No.



         Post-Effective Amendment No. 35                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]



         Amendment No. 37                                                  [X]



                        (Check appropriate box or boxes)
                        --------------------------------

                            SEPARATE ACCOUNT NO. 301
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


      Depositor's Telephone Number, including Area Code: 1-(800) 248-2138

                           --------------------------

                                 ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

           The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)

           ---------------------------------------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

                  --------------------------------------------

         Approximate Date of Proposed Public Offering: Continuous

         It is proposed that this filing will become effective (check appropriate box):


[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.



[ ]      On May 1, 2002 pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(3) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in separate account under variable annuity contracts.

                         -----------------------------

                                      NOTE

This Post-Effective Amendment No. 35 ("PEA") to the Form N-4 Registration Statement No. 2-74667 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 301 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective 300+ Series Prospectus or Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 34 to the Form N-4 Registration Statement (File No. 2-74667), filed with the Commission on April 8, 2002 is incorporated by reference.)





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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

300+ SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and SAI as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

1. The following is added as a new section under "More Information" in the
   Prospectus:

   COMBINATION OF CERTAIN VARIABLE INVESTMENT OPTIONS:

   Effective on or about November 8, 2002, subject to any necessary approvals, interests in the EQ/Balanced and EQ/Alliance International options (the "surviving options") will replace interests in the EQ/Alliance Growth Investors and EQ/Alliance Global options respectively (the "replaced options"). The EQ/Alliance International option will first become available under the contracts at the time that its interests replace interests in the EQ/Alliance Global option. We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to each replaced option to the applicable surviving option. Any allocation election to each replaced option will be considered as an allocation election to the applicable surviving option.


--------------------------------------------------------------------------------
REPLACED OPTION                  SURVIVING OPTION
--------------------------------------------------------------------------------
EQ/Alliance Growth Investors     EQ/Balanced
EQ/Alliance Global               EQ/Alliance International
--------------------------------------------------------------------------------

2. The following is added to the chart in "Certificate Features" under "Portfolios of EQ Advisors Trust" in the Prospectus:

------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                 OBJECTIVE                             ADVISER**
------------------------------------------------------------------------------------------------------------
EQ/Alliance International*     Seeks long-term growth of capital     Alliance Capital Management, LP
                                                                     (including through its Bernstein
                                                                     Investment Research and Management
                                                                     Unit)
------------------------------------------------------------------------------------------------------------

* Available on or about November 8, 2002, subject to necessary approvals.


** The investment results you achieve in the investment option will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as the option. The adviser shown is the adviser who makes the investment decisions for the Portfolio.

3. The following is added to the first chart under "Fee Table" in the
   Prospectus:




------------------------------------------------------------------------------------------------------------------------------------
                                         FUND RELATED EXPENSES                  TRUST RELATED EXPENSES
                                  ----------------------------------- --------------------------------------------------- ----------
                                                                       MANAGEMENT                OTHER       NET ANNUAL
                                                                         FEES                   EXPENSES       EXPENSES
                                                                         (AFTER                  (AFTER        (AFTER
                                   ADMINISTRATION   OTHER               EXPENSE       12B-1      EXPENSE       EXPENSE      TOTAL
                                      CHARGE       CHARGES    TOTAL   LIMITATION)(2)  FEE(3)   LIMITATION)(4) LIMITATION)  EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International (1)         0.25%         0.25%     0.50%      0.85%(5)     0.00%      0.25%(5)        1.10%(5)      1.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Equitable currently reimburses these Portfolios on a discretionary basis for their aggregate expenses in excess of 1.5% of the value of their respective average daily net assets. See "Certain expense limitations" later in the Prospectus.

(2) The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(3) Applicable Portfolio shares are subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The 12b-1 fee will not be increased for the life of the contracts.

(4) "Other Expenses" shown are those incurred in 2001. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(5) Effective on or about November 8, 2002, pursuant to the combination of the EQ/Alliance International Portfolio and the EQ/Alliance Global portfolio, Equitable Life, EQ Advisors Trust's manager, will reduce its investment management fee schedule for the EQ/Alliance International Portfolio so that its fee schedule is the same as the fee schedule that applied to the EQ/Alliance Global Portfolio. If the "Management Fees" and "Other Expenses," shown above, reflected both the reduction in investment management fees and the increase in the average daily net assets of the EQ/Alliance International Portfolio (due to the combination of options), the "Management Fees" would have been 0.73%, the "Other Expenses" would have been 0.12%, and the "Net Annual Expenses" would have been 0.85%, based upon the combined average daily net assets in the EQ/Alliance International Portfolio and the EQ/Alliance Global Portfolio as of 12/31/01.


4. The following is added to the chart in the "Fee Table" under "Examples" in the Prospectus:


--------------------------------------------------------------------------------
                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
EQ/Alliance International     $ 16.61       $ 51.48       $ 88.70       $ 193.01
--------------------------------------------------------------------------------

5. Effective on or about November 8, 2002, the name of the "EQ/Alliance Money Market" Portfolio and corresponding option is changed to "EQ/Money Market." At that time, all references in the Prospectus are changed accordingly.

6. A new section is added to "Tax Information" in the Prospectus as follows:

   TAX CHANGES

   On January 1, 2003, regulations will become effective that govern Required Minimum Distributions from certain tax qualified plans and arrangements including those under Code Sections 401 and 457(b), TSAs and other Code
   Section 403(b) arrangements, and Code Section 408 individual retirement arrangements. Part of the new regulation provides that Required Minimum Distribution payments be calculated using not only your annuity contract value, but also the actuarial value of any other contractual benefits, such as minimum survivor benefits. This requirement does not apply to contracts that are irrevocably annuitized. We and other issuers of annuity contracts are seeking clarification of the new regulations. You may want to discuss with your tax advisor the potential implication of these regulations before you purchase this annuity contract or purchase additional features under this annuity contract.

































           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                                  NEW YORK, NY

2.

                                   SIGNATURES




         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 9th day of August, 2002.




                                             SEPARATE ACCOUNT NO. 301 OF
                                             THE EQUITABLE LIFE ASSURANCE
                                             SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                             By: The Equitable Life Assurance
                                             Society of the United States



                                             By: /s/ Robin Wagner
                                                ---------------------------
                                                     Robin Wagner
                                                     Vice President and Counsel


                                       C-2
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                                   SIGNATURES




        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2002.




                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)



                                             By: /s/ Robin Wagner
                                                 --------------------------
                                                 Robin Wagner
                                                 Vice President and Counsel
                                                 The Equitable Life Assurance
                                                 Society of The United States



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron       Chairman of the Board, Chief Executive
                              Officer and Director



PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin             Vice Chairman of the Board, Chief
                              Financial Officer and Director


PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel            Senior Vice President and
                              Controller


*DIRECTORS:



Bruce W. Calvert         John T. Hartley              Didier Pineau-Valencienne
Francoise Colloc'h       John H.F. Haskell, Jr.       George J. Sella, Jr.
Christopher M. Condron   Mary R. (Nina) Henderson     Peter J. Tobin
Henri de Castries        W. Edwin Jarmain             Stanley B. Tulin
Claus-Michael Dill       George T. Lowy
Joseph L. Dionne         Edward D. Miller
Denis Duverne
Jean-Rene Fourtou
Norman C. Francis
Donald J. Greene


*By: /s/ Robin Wagner
    ----------------------
    Robin Wagner
    Attorney-in-Fact
    August 9, 2002




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